UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 100.0%
AUSTRALIA 7.0%
ENERGY—INTEGRATED OIL & GAS 0.9%
Origin Energy Ltd.	51,948	$871,540
INDUSTRIALS 5.4%
AIRPORT SERVICES 1.5%
Australian Infrastructure Fund	113,300	224,422
MAp Group	392,050	1,232,771
		1,457,193
HIGHWAYS & RAILTRACKS 3.9%
Transurban Group	667,773	3,709,117
TOTAL INDUSTRIALS		5,166,310
UTILITIES 0.7%
ELECTRIC UTILITIES 0.3%
Spark Infrastructure Group, 144A(a)	229,479	265,845
MULTI UTILITIES 0.4%
AGL Energy Ltd.	26,600	393,721
TOTAL UTILITIES		659,566
TOTAL AUSTRALIA		6,697,416
BRAZIL 2.2%
INDUSTRIALS—HIGHWAYS & RAILTRACKS
All America Latina Logistica	49,200	403,810
Cia de Concessoes Rodoviarias	59,532	1,728,366
		2,132,176
CANADA 3.8%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Enbridge	32,821	2,011,577
TransCanada Corp.	39,125	1,586,388
		3,597,965

	Number of Shares	Value
FRANCE 13.8%
CONSUMER DISCRETIONARY—CABLE & SATELLITE 2.7%
Eutelsat Communications	64,550	$2,578,370
INDUSTRIALS 6.1%
AIRPORT SERVICES 0.5%
Aeroports De Paris	4,876	449,167
CONSTRUCTION & ENGINEERING 5.6%
Vinci SA	86,008	5,374,761
TOTAL INDUSTRIALS		5,823,928
UTILITIES—MULTI UTILITIES 5.0%
GDF Suez	91,854	3,742,544
Suez Environnement SA	51,100	1,057,316
		4,799,860
TOTAL FRANCE		13,202,158
GERMANY 4.6%
INDUSTRIALS 2.2%
AIRPORT SERVICES 1.8%
Fraport AG	23,830	1,746,343
MARINE PORTS & SERVICES 0.4%
Hamburger Hafen und Logistik AG	7,600	353,549
TOTAL INDUSTRIALS		2,099,892
UTILITIES 2.4%
ELECTRIC UTILITIES 1.8%
E.ON AG	55,200	1,685,844
MULTI UTILITIES 0.6%
RWE AG	9,267	590,271
TOTAL UTILITIES		2,276,115
TOTAL GERMANY		4,376,007

	Number of Shares	Value
HONG KONG 7.0%
INDUSTRIALS 2.3%
HIGHWAYS & RAILTRACKS 1.3%
Gzi Transport Ltd.	1,038,800	$587,605
Jiangsu Expressway Co.	137,000	154,286
Shenzhen Expressway Co., Ltd.	816,315	535,216
		1,277,107
MARINE PORTS & SERVICES 1.0%
Cosco Pacific Ltd.	518,000	977,591
TOTAL INDUSTRIALS		2,254,698
UTILITIES 4.7%
ELECTRIC UTILITIES 2.5%
CLP Holdings Ltd.	150,500	1,221,831
HongKong Electric Holdings Ltd.	169,000	1,126,515
		2,348,346
GAS UTILITIES 2.0%
Enn Energy Holdings Ltd.	356,929	1,110,449
Hong Kong and China Gas Co., Ltd.	320,410	766,985
		1,877,434
WATER UTILITIES 0.2%
China Water Affairs Group Ltd.	624,000	236,651
TOTAL UTILITIES		4,462,431
TOTAL HONG KONG		6,717,129
ITALY 4.7%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 3.0%
Atlantia S.p.A.	121,709	2,789,097
UTILITIES 1.7%
ELECTRIC UTILITIES 0.6%
Terna Rete Elettrica Nazionale S.p.A.	112,600	539,050
GAS UTILITIES 1.1%
Snam Rete Gas S.p.A.	195,963	1,101,432
TOTAL UTILITIES		1,640,482
TOTAL ITALY		4,429,579

	Number of Shares	Value
JAPAN 12.0%
INDUSTRIALS—RAILROADS 9.1%
Central Japan Railway Co.	242	$1,917,264
East Japan Railway Co.	70,400	3,914,403
West Japan Railway Co.	728	2,809,425
		8,641,092
UTILITIES 2.9%
ELECTRIC UTILITIES 1.3%
Kansai Electric Power Co. (The)	53,700	1,169,160
Tokyo Electric Power Co. (The)	16,500	92,438
		1,261,598
GAS UTILITIES 1.6%
Osaka Gas Co.	123,500	492,931
Tokyo Gas Co.	225,500	1,030,175
		1,523,106
TOTAL UTILITIES		2,784,704
TOTAL JAPAN		11,425,796
LUXEMBOURG 3.6%
CONSUMER DISCRETIONARY—CABLE & SATELLITE
SES SA	132,167	3,404,305
MEXICO 0.3%
INDUSTRIALS—HIGHWAYS & RAILTRACKS
OHL Mexico SAB de CV(b)	170,050	313,810
NETHERLANDS 2.4%
INDUSTRIALS—MARINE PORTS & SERVICES
Koninklijke Vopak NV	47,033	2,262,942

	Number of Shares	Value
NEW ZEALAND 0.2%
INDUSTRIALS—AIRPORT SERVICES
Auckland International Airport Ltd.	132,505	$223,939
PORTUGAL 0.5%
UTILITIES—ELECTRIC UTILITIES
EDP - Energias de Portugal SA	132,200	514,848
SINGAPORE 0.1%
INDUSTRIALS—MARINE PORTS & SERVICES
Hutchison Port Holdings Trust(b)	110,000	108,900
SOUTH KOREA 0.3%
UTILITIES—GAS UTILITIES
Korea Gas Corp.	8,845	295,116
SPAIN 4.0%
INDUSTRIALS
CONSTRUCTION & ENGINEERING 2.6%
Ferrovial SA	198,378	2,488,099
HIGHWAYS & RAILTRACKS 1.4%
Abertis Infraestructuras SA	58,900	1,279,642
		3,767,741
SWITZERLAND 1.0%
INDUSTRIALS—AIRPORT SERVICES
Flughafen Zuerich AG	2,350	978,634
UNITED KINGDOM 3.3%
UTILITIES—MULTI UTILITIES
National Grid PLC	251,301	2,394,633
United Utilities Group PLC	80,000	759,107
		3,153,740

	Number of Shares	Value
UNITED STATES 29.2%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION 4.5%
Buckeye Partners LP	7,700	$489,258
El Paso Corp.	56,900	1,024,200
Enterprise Products Partners LP	7,600	327,256
MarkWest Energy Partners LP	7,600	368,372
Williams Cos. (The)	66,905	2,086,098
		4,295,184
TELECOMMUNICATION SERVICES—WIRELESS TELECOMMUNICATION SERVICES 11.8%
American Tower Corp.(b)	117,024	6,064,184
Crown Castle International Corp.(b)	88,100	3,748,655
SBA Communications Corp.(b)	34,900	1,384,832
		11,197,671
UTILITIES 12.9%
ELECTRIC UTILITIES 6.8%
Entergy Corp.	8,454	568,193
ITC Holdings Corp.	7,000	489,300
NextEra Energy	35,415	1,952,075
PPL Corp.	50,200	1,270,060
Southern Co.	58,447	2,227,415
		6,507,043
GAS UTILITIES 0.5%
Questar Corp.	24,454	426,722
MULTI UTILITIES 5.2%
CenterPoint Energy	53,950	947,362
PG&E Corp.	43,530	1,923,156
Sempra Energy	19,800	1,059,300
Wisconsin Energy Corp.	34,436	1,050,298
		4,980,116

		Number of Shares	Value
WATER UTILITIES 0.4%
American States Water Co.		10,863	$389,547
TOTAL UTILITIES			12,303,428
TOTAL UNITED STATES			27,796,283
TOTAL INVESTMENTS (Identified cost—$83,234,586)	100.0%		95,398,484

LIABILITIES IN EXCESS OF OTHER ASSETS	0.0		(42,958)

NET ASSETS	100.0%		$95,355,526

Note: Percentages indicated are based on the net assets of the Fund

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.3% of net assets of the Fund.

(b) Non-income producing security.

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Total Investments	$95,398,484	$95,398,484	—	—

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$15,204,377
Gross unrealized depreciation	(3,040,479)
Net unrealized appreciation	$12,163,898
Cost for federal income tax purposes	$83,234,586

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011